FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS (Narrative) (Details)		1 Months Ended	12 Months Ended
	Jan. 15, 2025 USD ($)	Sep. 18, 2024 shares	Dec. 31, 2024 USD ($) Number_Of_Days $ / shares shares	Dec. 31, 2023 USD ($)	May 30, 2023 $ / shares
Investment Holdings, Other than Securities [Line Items]
Issuance of preferred shares, net of issuance cost	$ 5,000,000			$ 412,000
Payment paid in cash or via conversion of outstanding amounts into ordinary shares	$ 5,000,000			$ 412,000
Warrants price per share | $ / shares					$ 3,343.8
EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Investment Holdings, Other than Securities [Line Items]
Issuance of preferred shares, net of issuance cost			$ 1,250,000
Fee payble paid for IPO			1,600,000
Net proceeds from IPO			350,000
Payment paid in cash or via conversion of outstanding amounts into ordinary shares			$ 1,250,000
Convertible note interest rate			0.06
Unpaid interest rate on principal amount			15.00%
Percentage of gross proceeds by equity financings maturity date			10.00%
Weighted average price of ordinary shares			95.00%
Underwriters promissory note			$ 250,000
Issuance expenses			15,000
Repayments of convertible debt			808,000
A&R Sponsor Promissory Note [Member] | Sponsor Promissory Note [Member]
Investment Holdings, Other than Securities [Line Items]
Net proceeds from IPO			$ 3,433,000
Convertible note interest rate			0.30
Minimum conversion amount			$ 100,000
Minimum conversion price per share | $ / shares			$ 10
Number of consecutive trading days prior to conversion date | Number_Of_Days			20
Greenstar Lp [Member] | PIPE Financing [Member]
Investment Holdings, Other than Securities [Line Items]
Amount raised by private investment			$ 2,000,000
Number of ordinary shares newly issued | shares			1,482
Ordinary price per share | $ / shares			$ 1,350
Number of shares automatically converted upon closing of transactions | shares			1,482
White Lion Capital, LLC [Member] | ELOC Financing [Member]
Investment Holdings, Other than Securities [Line Items]
Payment to sell private placement transactions			$ 15,000,000
Percentage of ordinary shares outstanding			0.97%
Minimum sales percentage on total number of ordinary shares outstanding			19.99%
Issuance of consideration for commitments			$ 337,500
Number of ordinary commitment shares | shares		2,707
Issuance expenses			$ 52,000
Number of ordinary shares sold | shares			48,208
Average prrice per share | $ / shares			$ 63.3
Net fees			$ 20,000
Net proceeds from sale			$ 3,054,000
New Warrant Agreement [Member] | SPAC Warrants [Member]
Investment Holdings, Other than Securities [Line Items]
Number of public warrants | shares			42,592
Number of private warrants | shares			1,408
Warrants price per share | $ / shares			$ 1,552.5
Warrant exercisable descpription			Each Warrant became exercisable 30 days after the Closing and will expire five years after the Closing Date or earlier upon liquidation of the Company.
Warrant exercisable redemption descpription			Once the Public Warrants became exercisable, the Company is permitted to redeem them in whole and not in part at a price of $0.15 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s ordinary shares equals or exceeds $2,430.00 per share (as adjusted) for any 20 trading days within any 30-trading day period, beginning on the 30th day after the Closing and ending on the third trading day prior to the date on which the Company sends a notice of redemption to the Public Warrant holders. Following the Closing through December 31, 2024, the Company’s ordinary shares have not yet traded at the requisite price so as to enable the Company to redeem any Public Warrants.